Expense Example (Ultra Short Term Bond Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Ultra Short Term Bond Trust
Expense Example:
Year 1	$ 69
Year 3	218
Year 5	379
Year 10	847
Series II, Ultra Short Term Bond Trust
Expense Example:
Year 1	90
Year 3	281
Year 5	488
Year 10	1,084
Series NAV, Ultra Short Term Bond Trust
Expense Example:
Year 1	64
Year 3	202
Year 5	351
Year 10	$ 786